SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Tables)	9 Months Ended
Sep. 30, 2012
Stockholders' Equity Note [Abstract]
Schedule of Share Capital
Authorized share capital is as follows:

(in thousands of $, except share data)	September 30, 2012	December 31, 2011
125,000,000 common shares of $1.00 par value each	125,000	125,000
Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	September 30, 2012	December 31, 2011
79,225,000 common shares of $1.00 par value each (December 31, 2011: 79,125,000 shares)	79,225	79,125